Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) ft²	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Restricted cash (Other assets)	$ 800,000			$ 628,000	$ 800,000	$ 623,000
Percentage of revenue with variable consideration				0.00%
Revenue - maintenance parts, printed parts, power				$ 4,100,000	5,900,000
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]				Chief Executive Officer [Member]
Advertising expense				$ 100,000	800,000
Loss on debt extinguishment		$ 7,525,000	$ 7,525,000	$ 4,904,000	$ 19,450,000
Debt - current portion		29,869,000	29,869,000
Interest expense		(3,560,000)	(12,920,000)
Interest expense		3,560,000	12,920,000
Accounting Standards Update 2023-07 [Member]
Property, Plant and Equipment [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date				Dec. 31, 2024
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Loss on debt extinguishment
Debt - current portion		29,602,000	29,602,000
Interest expense		(10,949,000)	(20,309,000)
Interest expense		10,949,000	20,309,000
Revision of Prior Period, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Debt - current portion		$ 300,000	300,000
Interest expense			7,400,000
Interest expense			$ (7,400,000)
A3D Printers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Time acceptance test, period				3 months
A3D Printers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Time acceptance test, period				6 months
Letter of Credit [Member]
Property, Plant and Equipment [Line Items]
Debt term	1 year
Building [Member]
Property, Plant and Equipment [Line Items]
Area of property intended to be leased | ft²	80,000
Equipment on Lease [Member]
Property, Plant and Equipment [Line Items]
Useful life				5 years
Equipment on Lease [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life				3 years
Equipment on Lease [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life				5 years